Consolidated statement of cash flows - GBP (£) £ in Millions		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Profit for the year		£ 3,338	£ 2,799	£ 1,454
Taxation		1,049	907	589
Share of after tax results of associates and joint ventures		(417)	(334)	(282)
Net finance charges		422	373	353
Non-operating items		17	(14)	23
Operating profit		4,409	3,731	2,137
Increase in inventories		(740)	(443)	(366)
(Increase)/decrease in trade and other receivables		(378)	(446)	523
Increase/(decrease) in trade and other payables and provisions		939	1,220	(485)
Net (increase)/decrease in working capital		(179)	331	(328)
Depreciation, amortisation and impairment		828	447	1,839
Dividends received		190	290	4
Post employment payments less amounts included in operating profit		(89)	(30)	(109)
Other items		53	88	(14)
Adjustments to reconcile profit (loss), Total		982	795	1,720
Cash generated from operations		5,212	4,857	3,529
Interest received		110	89	185
Interest paid		(438)	(440)	(493)
Taxation paid		(949)	(852)	(901)
Interest and income taxes paid (received), classified as operating activities		(1,277)	(1,203)	(1,209)
Net cash inflow from operating activities		3,935	3,654	2,320
Cash flows from investing activities
Disposal of property, plant and equipment and computer software		17	13	14
Purchase of property, plant and equipment and computer software		(1,097)	(626)	(700)
Movements in loans and other investments		(72)	(4)	0
Sale of businesses and brands		82	14	11
Acquisition of businesses		(271)	(488)	(130)
Net cash outflow from investing activities		(1,341)	(1,091)	(805)
Cash flows from financing activities
Share buyback programme		(2,284)	(109)	(1,282)
Proceeds from issue of share capital		0	0	1
Net sale of own shares for share schemes		18	49	54
Purchase of treasury shares in respect of subsidiaries		(15)	0	0
Dividends paid to non-controlling interests		(81)	(77)	(111)
Proceeds from bonds		2,263	1,031	5,188
Repayment of bonds		(1,521)	(1,247)	(820)
Purchase of shares of non-controlling interests		0	(42)	(62)
Cash inflow from other borrowings	[1]	503	34	497
Cash outflow from other borrowings	[1]	(424)	(787)	(782)
Equity dividends paid		(1,718)	(1,646)	(1,646)
Net cash (outflow)/inflow from financing activities		(3,259)	(2,794)	1,037
Net (decrease)/increase in net cash and cash equivalents		(665)	(231)	2,552
Exchange differences		239	(285)	(120)
Net cash and cash equivalents at beginning of the year		2,637	3,153	721
Net cash and cash equivalents at end of the year		2,211	2,637	3,153
Net cash and cash equivalents consist of:
Cash and cash equivalents		2,285	2,749	3,323
Bank overdrafts		£ (74)	£ (112)	£ (170)

[1]	(1) For the years ended 30 June 2021 and 30 June 2020, the previously reported line item of “Net movements in other borrowings” has been replaced with “Cash inflow from other borrowings” and “Cash outflow from other borrowings” to gross up the amounts shown above within these lines which had previously been shown net.